Business Acquisitions, Pro Forma Impact of Atlas Mergers on Consolidated Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pro forma consolidated results of operations [Abstract]
Revenues	$ 6,947.3	$ 11,449.3
Net income (loss)	(169.6)	$ 532.8
Acquisition-related expenses	$ 27.3
West Texas LPG Pipeline Limited Partnership [Member]
Pro forma consolidated results of operations [Abstract]
Percentage of equity interest sold	20.00%
Atlas Resource Partners, LP [Member]
Pro forma consolidated results of operations [Abstract]
Percentage of equity interest sold	100.00%